CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 2,170	$ 1,634
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	355	238
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	856	664
5+ Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 959	$ 732